Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term investment in time deposits	$ 20,000
Trade accounts payable	1,695	2,604
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	36,339	10,189
Short-term investment in time deposits	20,000
Trade accounts receivable	4,964	10,469
Trade accounts payable	1,695	2,604
Long-term debt with variable interest rates, net	61,490	65,750
Promissory note with non-variable interest rate*		6,000
Carrying Value [Member] | Related Party [Member]
Due from related parties	194
Due to related parties	990	1,028
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	36,339	10,189
Short-term investment in time deposits	20,000
Trade accounts receivable	4,964	10,469
Trade accounts payable	1,695	2,604
Long-term debt with variable interest rates, net	61,490	65,750
Promissory note with non-variable interest rate*		5,968
Fair Value [Member] | Related Party [Member]
Due from related parties	194
Due to related parties	$ 990	$ 1,028